Offerings	Nov. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 1,450,000.00
Amount of Registration Fee	$ 126.15
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. The Registrant filed a registration statement on Form F-1 (File No. 333-298560) (the "Registration Statement") on August 25, 2026 and an amendment No. 1 on October 20, 2026 to register securities with a maximum aggregate offering size of $21,450,000.00, and the total amount of registration fees paid was $2,888.15. By filing this amendment No. 4 to the Registration Statement on November 6, 2026, the Registrant is decreasing the maximum aggregate offering size from $21,450,000.00 to $7,200,000. The total amount of registration fees is therefore reduced from $2,888.15 to $626.40, and the Registrant may apply the previously paid registration fee of $2,261.75 to future registration statements pursuant to Rule 457(p) under the Securities Act. No additional fee is due with this filing.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 2,762.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. The Registrant filed a registration statement on Form F-1 (File No. 333-298560) (the "Registration Statement") on August 25, 2026 and an amendment No. 1 on October 20, 2026 to register securities with a maximum aggregate offering size of $21,450,000.00, and the total amount of registration fees paid was $2,888.15. By filing this amendment No. 4 to the Registration Statement on November 6, 2026, the Registrant is decreasing the maximum aggregate offering size from $21,450,000.00 to $7,200,000. The total amount of registration fees is therefore reduced from $2,888.15 to $626.40, and the Registrant may apply the previously paid registration fee of $2,261.75 to future registration statements pursuant to Rule 457(p) under the Securities Act. No additional fee is due with this filing.